Other disclosures - Valuation adjustments due to model risk (Details) - EUR (€) € in Millions	Jun. 30, 2020	Jan. 01, 2020	Dec. 31, 2019
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	€ 921	€ 1,074
Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	207,898		€ 149,711
Financial liabilities, at fair value	151,391		132,582
Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	8,901	6,651	6,651
Financial liabilities, at fair value	921		1,074
Financial liabilities held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	276	290
Financial liabilities held for trading | Exchange rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	1	1
Financial liabilities held for trading | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	53	34
Financial liabilities held for trading | Index and securities options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	95	88
Financial liabilities held for trading | Interest rate and equity futures | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	4	2
Financial liabilities held for trading | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	12	50
Hedging derivatives, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0
Financial liabilities designated at fair value through profit or loss | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	645	784
Financial assets held for trading, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	667	598
Financial assets held for trading, category | Debt instruments asset | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	42	65
Financial assets held for trading, category | Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	625	533
Financial assets held for trading, category | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	164	182
Financial assets held for trading, category | Exchange rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	8	8
Financial assets held for trading, category | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	264	177
Financial assets held for trading, category | Index and securities options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	142	95
Financial assets held for trading, category | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	47	71
Hedging derivatives, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0
Non-trading financial assets mandatorily at fair value through profit or loss | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2,488	1,601
Non-trading financial assets mandatorily at fair value through profit or loss | Loans and advances - Customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,788	376
Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	555	550
Non-trading financial assets mandatorily at fair value through profit or loss | Debt instruments asset | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	145	675
Financial assets designated at fair value through profit or loss, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	538	664
Financial assets designated at fair value through profit or loss, category | Loans and advances - Credit institutions | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	162	50
Financial assets designated at fair value through profit or loss, category | Loans and advances - Customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	23	32
Financial assets designated at fair value through profit or loss, category | Debt instruments asset | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	353	582
Financial assets at fair value through other comprehensive income, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	5,208	€ 3,788
Financial Assets and Liabilities Category | Financial liabilities held for trading
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	97,700		77,139
Financial Assets and Liabilities Category | Financial liabilities held for trading | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	85,717		67,068
Financial Assets and Liabilities Category | Financial liabilities held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	276		290
Financial Assets and Liabilities Category | Financial liabilities held for trading | Deposits - Central banks | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0		0
Financial Assets and Liabilities Category | Financial liabilities held for trading | Deposits - Central banks | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0		0
Financial Assets and Liabilities Category | Financial liabilities held for trading | Deposits - Credit institutions | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0		0
Financial Assets and Liabilities Category | Financial liabilities held for trading | Deposits - Credit institutions | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0		0
Financial Assets and Liabilities Category | Financial liabilities held for trading | Deposits - Customers | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0		0
Financial Assets and Liabilities Category | Financial liabilities held for trading | Deposits - Customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0		0
Financial Assets and Liabilities Category | Financial liabilities held for trading | Derivatives | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	82,360		61,789
Financial Assets and Liabilities Category | Financial liabilities held for trading | Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	276		290
Financial Assets and Liabilities Category | Financial liabilities held for trading | Swaps | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	66,566		49,927
Financial Assets and Liabilities Category | Financial liabilities held for trading | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	111		115
Financial Assets and Liabilities Category | Financial liabilities held for trading | Exchange rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	1,134		658
Financial Assets and Liabilities Category | Financial liabilities held for trading | Exchange rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	1		1
Financial Assets and Liabilities Category | Financial liabilities held for trading | Interest rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	4,831		4,291
Financial Assets and Liabilities Category | Financial liabilities held for trading | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	53		34
Financial Assets and Liabilities Category | Financial liabilities held for trading | Index and securities options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	1,990		1,309
Financial Assets and Liabilities Category | Financial liabilities held for trading | Index and securities options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	95		88
Financial Assets and Liabilities Category | Financial liabilities held for trading | Interest rate and equity futures | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	936		20
Financial Assets and Liabilities Category | Financial liabilities held for trading | Interest rate and equity futures | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	4		2
Financial Assets and Liabilities Category | Financial liabilities held for trading | Other | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	6,903		5,584
Financial Assets and Liabilities Category | Financial liabilities held for trading | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	12		50
Financial Assets and Liabilities Category | Financial liabilities held for trading | Short positions | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	3,357		5,279
Financial Assets and Liabilities Category | Financial liabilities held for trading | Short positions | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0		0
Financial Assets and Liabilities Category | Financial liabilities held for trading | Credit risk derivatives | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0		6
Financial Assets and Liabilities Category | Hedging derivatives, category
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	6,583		6,048
Financial Assets and Liabilities Category | Hedging derivatives, category | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	6,583		6,048
Financial Assets and Liabilities Category | Hedging derivatives, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0		0
Financial Assets and Liabilities Category | Hedging derivatives, category | Swaps | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	5,887		4,737
Financial Assets and Liabilities Category | Hedging derivatives, category | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0		0
Financial Assets and Liabilities Category | Hedging derivatives, category | Interest rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	12		10
Financial Assets and Liabilities Category | Hedging derivatives, category | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0		0
Financial Assets and Liabilities Category | Hedging derivatives, category | Other | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	684		1,301
Financial Assets and Liabilities Category | Hedging derivatives, category | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0		0
Financial Assets and Liabilities Category | Financial liabilities designated at fair value through profit or loss
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	59,619		60,995
Financial Assets and Liabilities Category | Financial liabilities designated at fair value through profit or loss | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	56,845		58,727
Financial Assets and Liabilities Category | Financial liabilities designated at fair value through profit or loss | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	645		784
Financial Assets and Liabilities Category | Financial assets held for trading, category
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	124,145		108,230
Financial Assets and Liabilities Category | Financial assets held for trading, category | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	82,851		63,051
Financial Assets and Liabilities Category | Financial assets held for trading, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	667		598
Financial Assets and Liabilities Category | Financial assets held for trading, category | Interest rate futures | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	760		190
Financial Assets and Liabilities Category | Financial assets held for trading, category | Interest rate futures | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0		0
Financial Assets and Liabilities Category | Financial assets held for trading, category | Loans and advances - Credit institutions | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	6		0
Financial Assets and Liabilities Category | Financial assets held for trading, category | Loans and advances - Credit institutions | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0		0
Financial Assets and Liabilities Category | Financial assets held for trading, category | Loans and advances - Customers | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	289		355
Financial Assets and Liabilities Category | Financial assets held for trading, category | Loans and advances - Customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0		0
Financial Assets and Liabilities Category | Financial assets held for trading, category | Debt and equity instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	692		760
Financial Assets and Liabilities Category | Financial assets held for trading, category | Debt and equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	42		65
Financial Assets and Liabilities Category | Financial assets held for trading, category | Derivatives | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	81,864		61,936
Financial Assets and Liabilities Category | Financial assets held for trading, category | Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	625		533
Financial Assets and Liabilities Category | Financial assets held for trading, category | Swaps | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	67,644		51,594
Financial Assets and Liabilities Category | Financial assets held for trading, category | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	164		182
Financial Assets and Liabilities Category | Financial assets held for trading, category | Exchange rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,157		469
Financial Assets and Liabilities Category | Financial assets held for trading, category | Exchange rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	8		8
Financial Assets and Liabilities Category | Financial assets held for trading, category | Interest rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	3,443		3,073
Financial Assets and Liabilities Category | Financial assets held for trading, category | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	264		177
Financial Assets and Liabilities Category | Financial assets held for trading, category | Index and securities options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,781		1,164
Financial Assets and Liabilities Category | Financial assets held for trading, category | Index and securities options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	142		95
Financial Assets and Liabilities Category | Financial assets held for trading, category | Other | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	7,079		5,446
Financial Assets and Liabilities Category | Financial assets held for trading, category | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	47		71
Financial Assets and Liabilities Category | Hedging derivatives, category
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	11,999		7,216
Financial Assets and Liabilities Category | Hedging derivatives, category | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	11,999		7,216
Financial Assets and Liabilities Category | Hedging derivatives, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0		0
Financial Assets and Liabilities Category | Hedging derivatives, category | Swaps | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	9,305		6,485
Financial Assets and Liabilities Category | Hedging derivatives, category | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0		0
Financial Assets and Liabilities Category | Hedging derivatives, category | Interest rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	27		25
Financial Assets and Liabilities Category | Hedging derivatives, category | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0		0
Financial Assets and Liabilities Category | Hedging derivatives, category | Other | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2,667		706
Financial Assets and Liabilities Category | Hedging derivatives, category | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0		0
Financial Assets and Liabilities Category | Non-trading financial assets mandatorily at fair value through profit or loss
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	5,902		4,911
Financial Assets and Liabilities Category | Non-trading financial assets mandatorily at fair value through profit or loss | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,886		1,780
Financial Assets and Liabilities Category | Non-trading financial assets mandatorily at fair value through profit or loss | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2,488		1,601
Financial Assets and Liabilities Category | Non-trading financial assets mandatorily at fair value through profit or loss | Loans and advances | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	13		10
Financial Assets and Liabilities Category | Non-trading financial assets mandatorily at fair value through profit or loss | Loans and advances | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,788		376
Financial Assets and Liabilities Category | Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,235		1,272
Financial Assets and Liabilities Category | Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	555		550
Financial Assets and Liabilities Category | Non-trading financial assets mandatorily at fair value through profit or loss | Debt instruments asset | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	638		498
Financial Assets and Liabilities Category | Non-trading financial assets mandatorily at fair value through profit or loss | Debt instruments asset | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	145		675
Financial Assets and Liabilities Category | Financial assets designated at fair value through profit or loss, category
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	91,368		62,069
Financial Assets and Liabilities Category | Financial assets designated at fair value through profit or loss, category | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	88,456		58,833
Financial Assets and Liabilities Category | Financial assets designated at fair value through profit or loss, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	538		664
Financial Assets and Liabilities Category | Financial assets designated at fair value through profit or loss, category | Loans and advances - Credit institutions | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	49,791		21,598
Financial Assets and Liabilities Category | Financial assets designated at fair value through profit or loss, category | Loans and advances - Credit institutions | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	162		50
Financial Assets and Liabilities Category | Financial assets designated at fair value through profit or loss, category | Loans and advances - Central banks | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	4,862		6,474
Financial Assets and Liabilities Category | Financial assets designated at fair value through profit or loss, category | Loans and advances - Central banks | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0		0
Financial Assets and Liabilities Category | Financial assets designated at fair value through profit or loss, category | Loans and advances - Customers | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	33,598		30,729
Financial Assets and Liabilities Category | Financial assets designated at fair value through profit or loss, category | Loans and advances - Customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	23		32
Financial Assets and Liabilities Category | Financial assets designated at fair value through profit or loss, category | Debt and equity instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	205		32
Financial Assets and Liabilities Category | Financial assets designated at fair value through profit or loss, category | Debt and equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	353		582
Financial Assets and Liabilities Category | Financial assets at fair value through other comprehensive income, category
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	122,560		125,708
Financial Assets and Liabilities Category | Financial assets at fair value through other comprehensive income, category | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	22,706		18,831
Financial Assets and Liabilities Category | Financial assets at fair value through other comprehensive income, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	5,208		3,788
Financial Assets and Liabilities Category | Financial assets at fair value through other comprehensive income, category | Loans and advances | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	3,520		1,247
Financial Assets and Liabilities Category | Financial assets at fair value through other comprehensive income, category | Loans and advances | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	4,771		3,193
Financial Assets and Liabilities Category | Financial assets at fair value through other comprehensive income, category | Equity instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	102		98
Financial Assets and Liabilities Category | Financial assets at fair value through other comprehensive income, category | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	295		407
Financial Assets and Liabilities Category | Financial assets at fair value through other comprehensive income, category | Debt instruments asset | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	19,084		17,486
Financial Assets and Liabilities Category | Financial assets at fair value through other comprehensive income, category | Debt instruments asset | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	142		188
Liabilities Under Insurance Contracts
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	2,246		739
Liabilities Under Insurance Contracts | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	2,246		739
Liabilities Under Insurance Contracts | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	€ 0		€ 0